UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4052

CitiFunds Trust III

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2006

ITEM 1.        SCHEDULE OF INVESTMENTS

CitiFunds Trust III
Citi New York Tax Free Reserves

FORM N-Q
MAY 31, 2006

CITI NEW YORK TAX FREE RESERVES

Schedule of Investments (unaudited)	May 31, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

SHORT-TERM INVESTMENT— 98.5%
Education — 5.6%
$ 20,000,000	NR	Central Islip, NY, Union Free School District, TAN, State Aid Withholding,
		4.000% due 6/29/06	$20,019,408
10,500,000	NR	Longwood Central School District, Suffolk County, NY, TAN, State Aid
		Withholding, 4.000% due 6/29/06	10,507,860
		New York State Dormitory Authority Revenue:
2,000,000	A-1+	Columbia University, MSTC, SGA 132, PART, LIQ-Societe Generale,
		3.230%, 6/7/06 (a)	2,000,000
10,000,000	NR	Cornell University, TECP, 3.450% due 6/22/06	10,000,000
1,000,000	A-1	PA 784 R, MBIA-Insured, 3.500%, 6/1/06 (a)	1,000,000
8,500,000	MIG1(b)	South Huntington, NY, Union Free School District, TAN, State Aid
		Withholding, 4.000% due 6/30/06	8,507,281
5,500,000	NR	Southampton, NY, Union Free School District, TAN, State Aid Withholding,
		3.750% due 6/22/06	5,502,395

		Total Education	57,536,944

Electric — 0.7%
6,995,000	A-1+	Puerto Rico, Electric Power Authority Revenue, Putters, Series 266, FSA-
		Insured, 3.460%, 6/1/06 (a)	6,995,000

Finance — 12.5%
2,200,000	MIG1(b)	Buffalo, NY, Fiscal Stability Authority, BAN, Series A-1, 4.000% due
		8/14/06	2,204,969
		Nassau County, NY, Interim Finance Authority, Sales Tax Revenue, FSA-
		Insured:
10,490,000	A-1+	Series A, SPA-Dexia Credit Local, 3.170%, 6/7/06 (a)	10,490,000
4,520,000	A-1+	Series B, SPA-BNP Paribas, 3.120%, 6/7/06 (a)	4,520,000
		New York City, NY, TFA:
3,000,000	A-1+	Future Tax Secured, Series C, SPA-Bayerische Landesbank, 3.500%,
		6/1/06 (a)	3,000,000
		New York City Recovery Project:
7,250,000	A-1+	Revenue, Series 3, Subordinated Series 3-H, SPA-Royal Bank of
		Canada, 3.500%, 6/1/06 (a)	7,250,000
23,415,000	A-1+	Series 1, Subordinated Series 1B, LIQ-Societe Generale, 3.220%,
		6/7/06 (a)	23,415,000
8,525,000	A-1	Putters, Series 305, AMBAC-Insured, 3.510%, 6/1/06 (a)	8,525,000
14,125,000	A-1+	Subordinated Series 2B, LIQ-Dexia Credit Local, 3.220%, 6/7/06 (a)	14,125,000
10,000,000	A-1+	Revenue, New York City Recovery Project, Series 3, Subordinated Series
		3-E, SPA-Landesbank Baden-Wurttemberg, 3.530%, 6/1/06 (a)	10,000,000
11,100,000	A-1+	New York State, Series A, LOC-Bayerische Landesbank & Westdeutsche
		Landesbank, 3.170%, 6/7/06 (a)	11,100,000
11,313,000	A-1+	New York State LGAC, Series B, LOC-Bank of Nova Scotia,
		3.100%, 6/7/06 (a)	11,313,000
		New York State Local Government Assistance Corp.:
12,000,000	A-1+	Refunding, Series A-5V, FSA-Insured, 3.100%, 6/7/06 (a)	12,000,000
3,532,000	A-1+	Revenue, Series C, LOC-Landesbank Hessen-Thuringen,
		3.100%, 6/7/06 (a)	3,532,000
6,665,000	A-1	Puerto Rico Public Finance Corp., Series PA-579, AMBAC-Insured, SPA-
		Merrill Lynch Capital Services Inc., 3.460%, 6/1/06 (a)	6,665,000

		Total Finance	128,139,969

General Obligation — 11.7%
11,000,000	SP-1+	Nassau County, NY, GO, TAN, Series B, 4.500% due 11/30/06	11,067,262
		New York City, NY:
2,000,000	A-1+	Municipal Securities Trust Recipients, AMBAC-Insured, SGB 36,
		3.470%, 6/1/06 (a)	2,000,000
9,010,000	A-1+	Series F-5, LOC-Bayerische Landesbank, 3.180%, 6/7/06 (a)	9,010,000
1,830,000	A-1+	Subordinated Series H-1, LOC-Bank of New York, 3.500%, 6/1/06 (a)	1,830,000

See Notes to Schedule of Investments.

CITI NEW YORK TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

General Obligation — 11.7% (continued)
		GO:
$ 7,175,000	A-1+	MSTC, Series SGB 35, AMBAC-Insured, LOC-Societe Generale,
		3.470%, 6/1/06 (a)	$7,175,000
2,550,000	A-1+	Series H-3, FSA-Insured, 3.470%, 6/1/06 (a)	2,550,000
5,200,000	A-1	Series H, Subordinated Series H-7, LOC-KBC Bank N.V., 3.490%,
		6/1/06 (a)	5,200,000
9,300,000	A-1+	Subordinated Series F-4, LOC-Royal Bank of Scotland, 3.420%,
		6/1/06 (a)	9,300,000
11,405,000	A-1+	Subordinated Series H-3, LOC-Bank of New York,
		3.100%, 6/7/06 (a)	11,405,000
15,600,000	A-1+	New York State, Environmental Quality, Series G, LOC-Westdeutsche
		Landesbank, TECP, 2.950% due 8/3/06	15,600,000
6,455,000	VMIG1(b)	Puerto Rico Municipal Finance Agency, Floater Certificates, Series 225, FSA-
		Insured, 3.470%, 6/1/06 (a)	6,455,000
8,000,000	SP-1+	Sachem Central School District of Holbrook, NY, GO, TAN, 3.750% due
		6/22/06	8,000,187
27,425,000	NR	Smithtown, NY, Central School District, GO, TAN, 4.000% due 6/29/06	27,440,719
3,000,000	SP-1+	Suffolk County NY, GO, TAN, Series II, 4.500% due 9/7/06	3,007,273

		Total General Obligation	120,040,441

Government Facilities — 1.7%
		Jay Street Development Corp., NY, Courts Facility Lease Revenue, New York
		City, Jay Street Project, Series A-2, LOC-Depfa Bank PLC:
4,900,000	A-1+	3.540%, 6/1/06 (a)	4,900,000
12,720,000	A-1+	3.230%, 6/7/06 (a)	12,720,000

		Total Government Facilities	17,620,000

Hospitals — 2.3%
10,000,000	A-1+	Nassau Health Care Corp., New York Revenue, Subordinated Series 2004-C2,
		FSA-Insured, SPA-Dexia Credit Local, 3.380%, 6/1/06 (a)	10,000,000
9,000,000	A-1+	New York State Dormitory Authority Revenue, Mental Health Services,
		Subordinated Series D-2B, FSA-Insured, SPA-Dexia Credit Local,
		3.400%, 6/1/06 (a)	9,000,000
4,110,000	A-1	Orange County, NY, IDA, Revenue, Horton Medical Center Project, FSA-
		Insured, SPA-Morgan Stanley Bank, 3.400%, 6/1/06 (a)	4,110,000

		Total Hospitals	23,110,000

Housing: Multi-Family — 22.8%
		New York City, NY, HDC:
1,525,000	A-1+	MFH Rent Revenue, 100 Jane Street Development, Series A, FNMA-
		Insured, 3.230%, 6/7/06 (a)(c)	1,525,000
		MFH Revenue:
11,000,000	A-1+	155 West 21st Street, Series A, LOC-Bank of New York, 3.230%,
		6/7/06 (a)(c)	11,000,000
8,550,000	A-1+	1904 Vyse Avenue Apartments, Series A, LOC-HSBC Bank USA,
		3.300%, 6/7/06 (a)(c)	8,550,000
1,900,000	A-1+	Columbus Apartments, Series A, 3.150%, 6/7/06 (a)	1,900,000
7,850,000	A-1+	Mtg-33 West Tremont Avenue, Series A, LOC-HSBC Bank USA,
		3.300%, 6/7/06 (a)(c)	7,850,000
11,100,000	A-1	Peter Cintron Apartments, Series C, LOC-KeyBank N.A., 3.300%,
		6/7/06 (a)(c)	11,100,000
15,400,000	A-1+	Related Upper, Series A, LOC-Landesbank Baden,
		3.250%, 6/7/06 (a)(c)	15,400,000
18,750,000	A-1+	Related Monterey, Series A, LIQ-FNMA, 3.150%, 6/7/06 (a)	18,750,000
2,750,000	A-1+	Revenue, Parkgate Development Project, Series A, FNMA-
		Collateralized, 3.170%, 6/7/06 (a)	2,750,000
		New York State HFA:
15,000,000	VMIG1(b)	20 River Terrace Housing, Series A, LIQ-FNMA, 3.200%, 6/7/06 (a)	15,000,000

See Notes to Schedule of Investments.

CITI NEW YORK TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Housing: Multi-Family — 22.8% (continued)
$ 4,700,000	A-1+	Revenue, Normandie Court I Project, LOC-Landesbank Hessen-
		Thuringen Girozentrale, 3.170%, 6/7/06 (a)	$4,700,000
10,000,000	A-1+	Service Contract Revenue, Series A, LOC-Westdeutsche Landesbank,
		3.180%, 6/7/06 (a)	10,000,000
		New York State Housing Finance Agency:
36,000,000	VMIG1(b)	Helena Housing, Series A, LOC-Bank of America, 3.200%, 6/7/06 (a)	36,000,000
24,055,000	A-1+	Refunding, Economic Development and Housing, Series C, FGIC-
		Insured, SPA-Dexia Credit Local, 3.200%, 6/7/06 (a)	24,055,000
36,005,000	VMIG1(b)	Tribeca Green Housing, Series A, LOC-Landesbank Hessen-Thruingen,
		3.130%, 6/7/06 (a)	36,005,000
		New York, NY, HDC, MFH, Revenue:
10,000,000	A-1+	90 West St., Series A, LIQ-FNMA, 3.180%, 6/7/06 (a)	10,000,000
20,000,000	A-1+	Atlantic Court Apartments, Series A, LIQ-FHLMC, 3.240%, 6/7/06 (a)	20,000,000

		Total Housing: Multi-Family	234,585,000

Housing: Single Family — 8.2%
		New York State Housing Finance Agency:
		Revenue:
15,000,000	VMIG1(b)	10 Barclay Street, Series A, LIQ-Fannie Mae, 3.220%, 6/7/06 (a)	15,000,000
11,000,000	VMIG1(b)	East 39th Street Housing, Series A, Remarketed 11/1/01, Credit
		Enhanced by FNMA, 3.250%, 6/7/06 (a)(c)	11,000,000
20,000,000	VMIG1(b)	Victory Housing, Series 2004-A, Credit Enhanced by FNMA,
		3.220%, 6/7/06 (a)(c)	20,000,000
		Service Contract Revenue, Refunding:
7,400,000	A-1+	Series G, LOC-Westdeutsche Landesbank, 3.200%, 6/7/06 (a)	7,400,000
23,500,000	A-1+	Series I, LOC-Landesbank Hessen, 3.200%, 6/7/06 (a)	23,500,000
7,000,000	VMIG1(b)	New York State Mortgage Agency Revenue, Homeowner Mortgage, Series
		132, SPA-Dexia Credit Local, 3.530%, 6/1/06 (a)	7,000,000

		Total Housing: Single Family	83,900,000

Industrial Development — 5.0%
5,050,000	A-1+	Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-
		Societe Generale, 3.250%, 6/7/06 (a)(c)	5,050,000
11,900,000	VMIG1(b)	Liberty, NY, Development Corp. Revenue, 377 Greenwich LLC, LOC-Wells
		Fargo Bank NA, 3.420%, 6/1/06 (a)	11,900,000
16,000,000	VMIG1(b)	Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-
		JPMorgan Chase, 3.460%, 6/1/06 (a)	16,000,000
1,260,000	A-1	New York State Urban Development Corp., Revenue, PT-1669, FGIC-
		Insured, 3.500%, 6/1/06 (a)	1,260,000
4,000,000	A-1+	Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC
		Bank USA, 3.700%, 6/1/06 (a)(c)	4,000,000
		Suffolk County, NY, IDA, IDR, Spellman/Merrill, Realty:
3,140,000	A-1+	Series A, LOC-HSBC Bank USA, 3.700%, 6/1/06 (a)(c)	3,140,000
825,000	A-1+	Series B, LOC-HSBC Bank USA, 3.700%, 6/1/06 (a)(c)	825,000
9,500,000	A-1+	Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc., LOC-
		Wachovia Bank, 3.450%, 6/1/06 (a)	9,500,000

		Total Industrial Development	51,675,000

Miscellaneous — 2.7%
4,300,000	A-1+	Capital District Regional Off Track Betting Corp. New York, Series A, LOC-
		Bank of America, 3.490%, 6/1/06 (a)	4,300,000
		Commonwealth of Puerto Rico:
16,385,000	A-1	P-Floats PA-944, MBIA-Insured, SPA-Merrill Lynch Capital Services
		Inc., 3.460%, 6/1/06 (a)	16,385,000
2,400,000	A-1	PA 642, MBIA-Insured, LIQ- Merrill Lynch Capital Services Inc.,
		3.460%, 6/1/06 (a)	2,400,000

See Notes to Schedule of Investments.

CITI NEW YORK TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Miscellaneous — 2.7% (continued)
$ 5,000,000	A-1	New York State Dormitory Authority Revenue, Series PA-449, FSA-Insured,
		SPA-Merrill Lynch Capital Services Inc., 3.500%, 6/1/06 (a)	$5,000,000

		Total Miscellaneous	28,085,000

Public Facilities — 0.8%
8,205,000	A-1+	New York State Dormitory Authority Revenue, New York Public Library,
		Series B, MBIA-Insured, SPA-Wachovia Bank, 3.150%, 6/7/06 (a)	8,205,000

Tax Allocation — 1.4%
14,695,000	F-1+(d)	New York City, NY, TFA, PT-1839, MBIA-Insured, SPA-Merrill Lynch
		Capital Services Inc., 3.500%, 6/1/06 (a)	14,695,000

Tobacco — 1.7%
17,815,000	AA-	Tobacco Settlement Financing Corp., NY, Series B-1, 5.000% due 6/1/06	17,815,000

Transportation — 10.3%
		Metropolitan Transportation Authority of New York Revenue:
5,945,000	F-1+(d)	P Floats PT-3131, AMBAC-Insured, LIQ-Merrill Lynch Capital Services
		Inc., 3.500%, 6/1/06 (a)	5,945,000
6,885,000	A-1+	Putters, Series 267, MBIA-Insured, 3.510%, 6/1/06 (a)	6,885,000
11,000,000	A-1+	Series D-2, AMBAC-Insured, SPA-Wachovia Bank, 3.490%, 6/1/06 (a)	11,000,000
14,000,000	A-1	Series PA-1036, 3.500%, 6/1/06 (a)	14,000,000
5,000,000	A-1+	Metropolitan Transportation Authority, NY, Revenue, Transportation, Series
		G, LOC-BNP Paribas, 3.540%, 6/1/06 (a)	5,000,000
		New York State Thruway Authority:
5,000,000	F-1+(d)	General Revenue, Series 2614, AMBAC-Insured, LIQ-Merrill Lynch
		Capital Services, 3.500%, 6/1/06 (a)	5,000,000
11,495,000	A-1+	Service Contract Revenue, Putters, Series 145, AMBAC-Insured,
		3.510%, 6/1/06 (a)	11,495,000
6,250,000	F-1+(d)	State Personal Income Tax Revenue, PT-1922, MBIA-Insured, 3.500%,
		6/1/06 (a)	6,250,000
2,920,000	A-1	Puerto Rico Commonwealth Highway & Transportation Authority Revenue,
		Series PA-331, AMBAC-Insured, 3.460%, 6/1/06 (a)	2,920,000
5,000,000	A-1	Puerto Rico Public Finance Corp., MSTC, Series 2000-102 Certificate, Class
		A, AMBAC-Insured, LIQ-Bear Stearns Capital, 3.190%, 6/7/06 (a)(e)	5,000,000
		Triborough Bridge & Tunnel Authority, NY, Revenue:
15,200,000	A-1+	General Series A, SPA-Dexia Credit Local, 3.180%, 6/7/06 (a)	15,200,000
11,485,000	A-1+	Putters, Series 304, MBIA-Insured, 3.510%, 6/1/06 (a)	11,485,000
6,000,000	A-1+	Refunding, Series F, SPA-ABN AMRO Bank N.V., 3.490%, 6/1/06 (a)	6,000,000

		Total Transportation	106,180,000

Utilities — 6.1%
		Long Island, NY, Power Authority:
19,450,000	A-1+	Series 1, Subordinated Series 1A, LOC-Bayerische Landesbank &
		Landesbank Baden Wurttemberg, 3.200%, 6/7/06 (a)	19,450,000
10,000,000	A-1	Series 7, Subordinated Series 7-B, MBIA-Insured, SPA-Fortis Bank NY,
		3.150%, 6/7/06 (a)	10,000,000
2,800,000	A-1+	Electric System Revenue, Subordinated Series 2, Sub-Series 2B, LOC-
		Bayerische Landesbank, 3.470%, 6/1/06 (a)	2,800,000
1,225,000	A-1+	New York State Energy Research & Development Authority Revenue,
		Consolidated Edison Co., Subordinated Series A-2, LOC-Wachovia
		Bank, 3.200%, 6/7/06 (a)	1,225,000
		Puerto Rico, Electric Power Authority Revenue, PART, MSTC:
20,000,000	A-1+	SGA 43, MBIA-Insured, SPA-Societe Generale, 3.190%, 6/7/06 (a)	20,000,000
8,900,000	A-1+	SGA 44, MBIA-Insured, SPA-Societe Generale, 3.190%, 6/7/06 (a)	8,900,000

		Total Utilities	62,375,000

Water and Sewer — 5.0%
		New York City, NY, Municipal Water Finance Authority:

See Notes to Schedule of Investments.

CITI NEW YORK TAX FREE RESERVES

Schedule of Investments (unaudited) (continued)	May 31, 2006

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Water and Sewer — 5.0% (continued)
$ 25,000,000	A-1+	Series AA-3, BPA-Dexia Credit Local, 3.460%, 6/1/06 (a)	$25,000,000
		Water & Sewer System Revenue:
10,365,000	A-1+	Fiscal 2003, Subordinated Series C-3, SPA-Bank of New York,
		3.470%, 6/1/06 (a)	10,365,000
10,660,000	A-1	Series PA-1021, AMBAC-Insured, TCRS, 3.500%, 6/1/06 (a)	10,660,000
5,000,000	A-1+	Seneca County, NY, IDA, Solid Waste Disposal Revenue, Seneca Meadows
		Inc. Project, LOC-Bank of America, 3.490%, 6/1/06 (a)	5,000,000

		Total Water and Sewer	51,025,000

		TOTAL INVESTMENTS — 98.5% (Cost — $1,011,982,354#)	1,011,982,354
		Other Assets in Excess of Liabilities — 1.5%	15,265,112

		TOTAL NET ASSETS — 100.0%	1,027,247,466

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody's Investors Service.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
(d)	Rating by Fitch Ratings Service.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

See definitions of ratings following Schedule of Investments.

Abbreviations used in this schedule:
	AMBAC - Ambac Assurance Corporation	LGAC - Local Government Assistance Corporation
	BAN - Bond Anticipation Notes	LIQ - Liquidity Facility
	FGIC - Financial Guaranty Insurance Company	LOC - Letter of Credit
	FHLMC - Federal Home Loan Mortgage Corporation	MBIA - Municipal Bond Investors Assurance Corporation
	FNMA - Federal National Mortgage Association	MFH - Multi-Family Housing
	FSA - Financial Security Assurance	MSTC - Municipal Securities Trust Certificates
	GO - General Obligation	PART - Partnership Structure
	HDC - Housing Development Corporation	SPA - Standby Bond Purchase Agreement
	HFA - Housing Finance Authority	TAN - Tax Anticipation Notes
	IDA - Industrial Development Authority	TCRS - Transferable Custodial Receipts
	IDR - Industrial Development Revenue	TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—
Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B,
CCC,
CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s Investors Service or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi New York Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III ("the Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitiFunds Trust III

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: July 28, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: July 28, 2006